INVESTMENT IN ASSOCIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2012
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Percentage participation using the equity method of accounting
At December 31, 2012, 2011 and 2010 the Company had the following participation in investments that are recorded using the equity method:

	2012	2011	2010
SFL West Polaris Limited	100.00%	100.00%	100.00%
SFL Deepwater Ltd	100.00%	100.00%	100.00%
Rig Finance II Limited	—	—	100.00%
Bluelot Shipping Company Limited	100.00%	100.00%	—
SFL Corte Real Limited	100.00%	100.00%	—

Summarized financial statement information of equity method investees
Summarized balance sheet information of the Company's equity method investees is as follows:

	As of December 31, 2012
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	Bluelot	Corte Real
Current assets (1)	206,114	145,390	52,776	3,998	3,950
Non-current assets	1,482,687	994,390	488,297	—	—
Total assets	1,688,801	1,139,780	541,073	3,998	3,950
Current liabilities	868,850	828,712	40,138	—	—
Non-current liabilities (2)	587,060	160,050	427,010	—	—
Total liabilities	1,455,910	988,762	467,148	—	—
Total shareholders' equity	232,891	151,018	73,925	3,998	3,950

	As of December 31, 2011
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	Bluelot	Corte Real
Current assets (1)	225,958	135,876	86,641	1,751	1,690
Non-current assets	1,663,530	1,127,563	535,967	—	—
Total assets	1,889,488	1,263,439	622,608	1,751	1,690
Current liabilities	201,355	124,049	77,282	20	4
Non-current liabilities (2)	1,518,295	1,024,071	494,224	—	—
Total liabilities	1,719,650	1,148,120	571,506	20	4
Total shareholders' equity	169,838	115,319	51,102	1,731	1,686

(1)
Bluelot and Corte Real current assets at December 31, 2012, include $3.8 million (2011: $1.7 million) and $3.8 million (2011: $1.7 million) due from Ship Finance, respectively – see Note 23 "Related party transactions".

(2)
SFL West Polaris and SFL Deepwater non-current liabilities at December 31, 2012, include $67.0 million (2011: $84.6 million) and $154.9 million (2011: $189.6 million) due to Ship Finance – see Note 23 "Related party transactions".

Summarized statement of operations information of the Company's equity method investees is shown below.

	Year ended December 31, 2012
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	Bluelot	Corte Real
Operating revenues	146,263	69,508	37,421	19,612	19,722
Net operating revenues	111,434	69,485	37,418	2,266	2,265
Net income (3)	43,492	28,243	10,719	2,266	2,264

	Year ended December 31, 2011
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	Bluelot	Corte Real	Rig Finance II
Operating revenues	155,514	76,586	46,771	14,499	14,108	3,550
Net operating revenues	130,311	76,583	46,767	1,731	1,686	3,544
Net income (3)	50,902	31,861	12,806	1,731	1,686	2,818

	Year ended December 31, 2010
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	Front Shadow
Operating revenues	137,344	84,127	52,318	899
Net operating revenues	137,149	84,084	52,316	749
Net income (3)	50,413	35,296	14,569	548

(3)
The net income of SFL West Polaris and SFL Deepwater in the year ended December 31, 2012, includes interest payable to Ship Finance amounting to $6.5 million (2011: $6.5 million; 2010: $6.5 million) and $13.1 million (2011: $13.1 million; 2010: $13.1 million), respectively - see Note 23 "Related party transactions".